Acquisition - Schedule of Fair Value of the Assets and Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Deposits for Business Acquisition [Abstract]
Cash	$ 3,196
Accounts receivable, net	44,822
Prepaid expenses and other current assets	244,421
Property and equipment, net	215,198
Goodwill	7,982,271
Total assets	8,489,908
Current liabilities	(689,908)
Total liabilities	(689,908)
49% equity value with non-controlling interests	(3,822,000)
Total consideration	$ 3,978,000